TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.0%[a]

FIXED INCOME—41.2%
	32,016,171	TIAA-CREF Bond Plus Fund	$351,537,555
		TOTAL FIXED INCOME	351,537,555

INTERNATIONAL EQUITY—18.7%
	2,418,433	TIAA-CREF Emerging Markets Equity Fund	27,231,560
	3,227,958	TIAA-CREF International Equity Fund	32,182,738
	2,574,138	TIAA-CREF International Opportunities Fund	33,000,452
	6,879,446	TIAA-CREF Quant International Equity Fund	46,986,618
	2,149,981	TIAA-CREF Quant International Small-Cap Equity Fund	19,758,322
		TOTAL INTERNATIONAL EQUITY	159,159,690

U.S. EQUITY—40.1%
	2,100,123	Nuveen Dividend Value Fund	26,650,565
	5,488,569	TIAA-CREF Growth & Income Fund	73,821,249
	3,311,875	TIAA-CREF Large-Cap Growth Fund	70,311,097
	3,778,712	TIAA-CREF Large-Cap Value Fund	61,139,562
	4,915,979	TIAA-CREF Quant Large-Cap Growth Fund	69,216,982
	3,124,839	TIAA-CREF Quant Large-Cap Value Fund	26,717,376
	46,572	TIAA-CREF Quant Small-Cap Equity Fund	673,892
	1,222,802	TIAA-CREF Quant Small/Mid-Cap Equity Fund	13,377,450
		TOTAL U.S. EQUITY	341,908,173

		TOTAL AFFILIATED INVESTMENT COMPANIES	852,605,418
		(Cost $739,688,548)

		TOTAL INVESTMENTS—100.0%	852,605,418
		(Cost $739,688,548)
		OTHER ASSETS & LIABILITIES, NET—0.0%	239,157
		NET ASSETS—100.0%	$852,844,575

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 of the affiliated Nuveen Funds.

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TIAA-CREF Managed Allocation Fund – Notes to Schedule of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("Commission") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees ("Board"). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•   Level 1 – quoted prices in active markets for identical securities

•   Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•   Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 29, 2020, all of the investments in the Fund were valued based on Level 1 inputs.

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